Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Related Party Transactions Disclosure

8. Related Party Transactions

(a)           As at December 31, 2018, the Company owed $1,100,959 (2017 - $696,717) to the Chief Executive Officer (“CEO”) of the Company which is non-interest bearing, unsecured, and due on demand.

(b)           During the year ended December 31, 2018, the Company earned $131,171 (2017 - $231,902) in consulting revenues from companies that are controlled by the CEO of the Company.

(c)           During the year ended December 31, 2018, the Company invested $256,560 (CAD350,000) in a company related to the CEO. The value of the investment was written down to $133,397 (Note 11).

(d)           During the year ended December 31, 2018, the Company paid $8,796 in consulting fees to the President of the Company.

(e)           During the year ended December 31, 2018, the Company wrote off a loan receivable totaling $111,652 from a company related to the CEO (Note 4).